Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Schedule of Consideration Transferred for Properties Acquired
The following table summarizes the consideration transferred for the properties acquired during the year ended December 31, 2018:

Property Description	Date Acquired	Ownership Percentage	Purchase Price (amounts in thousands)
Rancho Cordova Data Center Portfolio (1)	03/14/2018	100%	$52,087
Carrollton Healthcare Facility	04/27/2018	100%	8,699
Oceans Katy Behavioral Health Hospital	06/08/2018	100%	15,715
San Jose Data Center	06/13/2018	100%	50,408
Indianola Healthcare Facilities Portfolio (2)	09/26/2018	100%	14,471
Canton Data Center	10/03/2018	100%	9,686
Benton Hot Springs Healthcare Facilities Portfolio (3)	10/17/2018	100%	31,245
Clive Healthcare Facility	11/26/2018	100%	24,541
Valdosta Healthcare Facilities Portfolio (4)	11/28/2018	100%	10,480
Total			$217,332

(1)	The Rancho Cordova Data Center Portfolio consists of two properties.

(2)	The Indianola Healthcare Facilities Portfolio consists of two properties.

(3)	The Benton Hot Springs Healthcare Facilities Portfolio consists of four properties.

(4)	The Valdosta Healthcare Facilities Portfolio consists of two properties.

Schedule of Allocation of Acquisitions
The following table summarizes the Company's allocation of the real estate acquisitions during the year ended December 31, 2018, (amounts in thousands):

Total
Land	$23,510
Buildings and improvements	165,984
In-place leases	21,908
Tenant improvements	5,834
Ground leasehold assets	754
Above market leases	907
Total assets acquired	218,897
Below market leases	(1,565)
Total liabilities acquired	(1,565)
Net assets acquired	$217,332